NOTE 5 - RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Details
Average monthly base rent, first 12 months			$ 5,333
Average monthly base rent, next 24 months			$ 5,694
Operating Leases, Rent Expense	$ 63,745	$ 55,440